Trading derivatives (assets and liabilities) and short positions - Schedule of short positions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	€ 152,151	€ 122,270	€ 115,185
Short positions
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	35,830	26,174	22,515
Debt securities | Short positions
Financial instruments
Borrowed securities	2,566	3,263	1,979
Short sales	32,726	22,365	19,543
Debt securities | Short positions | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Borrowed securities	1,199	1,881	1,362
Debt securities | Short positions | Banco Santander (Brasil) S.A.
Financial instruments
Short sales	5,950	3,462	3,857
Debt securities | Short positions | Santander US Capital Markets LLC
Financial instruments
Short sales	2,382	2,442	2,690
Equity instruments | Short positions
Financial instruments
Borrowed securities	538	546	993
Parent Company | Debt securities | Short positions
Financial instruments
Borrowed securities	1,347	1,383	617
Short sales	23,813	16,143	12,902
Parent Company | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 358	€ 312	€ 934